POSTRETIREMENT MEDICAL BENEFITS - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013 Postretirement Medical Benefits [Member]	Dec. 31, 2012 Postretirement Medical Benefits [Member]	Dec. 31, 2013 Combined Benefit Fund [Member]	Dec. 31, 2012 Combined Benefit Fund [Member]	Dec. 31, 2011 Combined Benefit Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service costs				$ (5,720,000)	$ (6,356,000)
Defined Benefit Plan, Benefit Obligation, Period Increase (Decrease)				49,500,000
Defined Benefit Plan Transition Obligation Amortization Period	20 years
Multiemployer Plan, Period Contributions						2,200,000	2,300,000	2,600,000
Workers' Compensation Disclosure [Abstract]
Workers' compensation, beginning of year (including current portion)	9,530,000	11,626,000
Accretion	166,000	204,000
Claims paid	(581,000)	(475,000)
Actuarial changes	(1,654,000)	(1,825,000)
Workers' compensation, end of year	7,461,000	9,530,000
Less current portion	(717,000)	(820,000)	(712,000)
Workers' compensation, less current portion	$ 6,744,000	$ 8,710,000	$ 6,680,000
Workers' compensation discount, percent	3.00%	2.00%